Document and Entity Information	Sep. 12, 2019
Cover [Abstract]
Entity Registrant Name	Terreno Realty Corp
Amendment Flag	false
Entity Central Index Key	0001476150
Document Type	8-K
Document Period End Date	Sep. 12, 2019
Entity Incorporation State Country Code	MD
Entity File Number	001-34603
Entity Tax Identification Number	27-1262675
Entity Address, Address Line One	101 Montgomery Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	(415)
Local Phone Number	655-4580
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	TRNO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false